Schedule of Investments (unaudited) September 30, 2021	BlackRock Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds

Azerbaijan — 1.0%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(a)	USD	224	$263,447

Chile — 0.8%
Corp. Nacional del Cobre de Chile, 3.75%, 01/15/31(a)		200	213,700

China — 1.0%
Sinopec Group Overseas Development Ltd., 2.75%, 09/29/26(a)		263	277,007

Kazakhstan — 1.0%
KazMunayGas National Co. JSC, 6.38%, 10/24/48(a)		200	256,000

Malaysia — 0.8%
Petronas Capital Ltd., 3.50%, 04/21/30(a)		200	216,486

Mexico — 2.3%
Petroleos Mexicanos 4.25%, 01/15/25		100	101,581
4.50%, 01/23/26		38	38,122
6.50%, 03/13/27		110	115,500
6.84%, 01/23/30		40	41,116
5.63%, 01/23/46		50	39,817
6.75%, 09/21/47		103	89,234
6.35%, 02/12/48		124	105,896
6.95%, 01/28/60		97	84,041

			615,307

Netherlands — 0.8%
MDGH - GMTN BV, 2.88%, 05/21/30(a)		200	210,538

United Arab Emirates — 0.8%
DP World Crescent Ltd., 3.75%, 01/30/30(a)		200	213,500

Total Corporate Bonds — 8.5% (Cost: $2,136,545)			2,265,985

Foreign Agency Obligations

Angola(a) — 1.6%
Angolan Government International Bond 8.25%, 05/09/28		200	206,975
9.38%, 05/08/48		210	216,011

			422,986

Argentina — 2.0%
Argentine Republic Government International Bond 1.00%, 07/09/29		144	55,345
0.50%, 07/09/30		252	92,068
1.13%, 07/09/35		548	178,588
2.00%, 01/09/38		377	145,147
1.13%, 07/09/46		222	73,672

			544,820

Bahrain(a) — 1.5%
Bahrain Government International Bond 6.75%, 09/20/29		200	214,225
5.63%, 09/30/31		200	198,163

			412,388

Benin — 1.0%
Benin Government International Bond, 4.95%, 01/22/35(a)	EUR	240	270,324

Security		Par (000)	Value

Brazil — 2.6%
Brazilian Government International Bond 4.63%, 01/13/28	USD	200	$210,725
3.88%, 06/12/30		310	300,177
5.00%, 01/27/45		200	186,537

			697,439

Chile — 2.2%
Chile Government International Bond 2.55%, 01/27/32		400	396,825
2.55%, 07/27/33		200	195,800

			592,625

China — 0.8%
China Government Bond, 2.64%, 08/13/22	CNY	100	15,530
Export-Import Bank of China, 2.63%, 03/14/22(a)	USD	200	201,786

			217,316

Colombia — 3.0%
Colombia Government International Bond 2.63%, 03/15/23		200	202,500
3.25%, 04/22/32		200	186,300
5.63%, 02/26/44		400	416,700

			805,500

Costa Rica(a) — 1.5%
Costa Rica Government International Bond 6.13%, 02/19/31		200	205,162
7.16%, 03/12/45		200	200,038

			405,200

Dominican Republic(a) — 2.2%
Dominican Republic International Bond 4.50%, 01/30/30		150	152,184
6.85%, 01/27/45		250	278,953
6.50%, 02/15/48		150	160,247

			591,384

Ecuador — 1.7%
Ecuador Government International Bond 5.00%, 07/31/30(b)		135	113,104
5.00%, 07/31/30(a)		34	28,253
1.00%, 07/31/35(b)		262	174,193
1.00%, 07/31/35(a)		92	59,496
0.50%, 07/31/40(b)		115	66,817

			441,863

Egypt — 5.9%
Egypt Government Bond 14.05%, 07/21/22	EGP	2,180	139,253
13.77%, 01/05/24		1,300	82,052
13.56%, 01/14/30		1,650	97,651
14.66%, 10/06/30		1,680	104,866
Egypt Government International Bond (a) 5.25%, 10/06/25	USD	200	203,000
7.63%, 05/29/32		200	198,000
7.90%, 02/21/48		200	181,000
8.88%, 05/29/50		300	295,530
7.50%, 02/16/61		310	269,700

			1,571,052

El Salvador(a) — 0.8%
El Salvador Government International Bond 5.88%, 01/30/25		78	60,255

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

El Salvador (continued)
El Salvador Government International Bond (continued) 6.38%, 01/18/27	USD	53	$39,618
7.65%, 06/15/35		140	102,200

			202,073

Gabon — 0.8%
Gabon Government International Bond, 6.95%, 06/16/25(a)		200	216,163

Ghana — 4.7%
Ghana Government International Bond (a) 7.63%, 05/16/29		405	384,193
8.13%, 03/26/32		200	189,038
7.88%, 02/11/35		200	179,038
Republic of Ghana Government Bonds 20.75%, 01/16/23	GHS	580	99,584
17.60%, 02/20/23		1,072	177,882
8.63%, 04/07/34(a)	USD	235	222,075

			1,251,810

Guatemala — 0.8%
Guatemala Government Bond, 4.50%, 05/03/26(a)		200	213,350

Hungary — 0.2%
Hungary Government International Bond, 7.63%, 03/29/41		40	66,583

Indonesia — 3.9%
Indonesia Government International Bond 2.85%, 02/14/30		400	412,450
1.85%, 03/12/31		200	191,272
1.30%, 03/23/34	EUR	180	203,290
4.75%, 07/18/47(a)	USD	200	234,538

			1,041,550

Ivory Coast(a) — 1.1%
Ivory Coast Government International Bond 5.75%, 12/31/32		75	74,794
6.13%, 06/15/33		200	210,662

			285,456

Jamaica — 0.9%
Jamaica Government International Bond, 6.75%, 04/28/28		200	232,788

Jordan — 1.7%
Jordan Government International Bond, 5.85%, 07/07/30(a)		450	465,750

Kenya — 0.8%
Kenya Government International Bond, 7.25%, 02/28/28(a)		200	219,788

Lebanon(a)(c)(d) — 0.3%
Lebanon Government International Bond 6.00%, 01/27/23		60	9,900
6.65%, 04/22/24		150	24,750
6.20%, 02/26/25		140	23,100
6.60%, 11/27/26		130	21,450
6.65%, 02/26/30		80	13,200

			92,400

Mexico — 2.7%
Mexico Government International Bond 4.75%, 04/27/32		400	449,950
5.00%, 04/27/51		240	263,220

			713,170

Security		Par (000)	Value

Morocco — 0.7%
Morocco Government International Bond, 3.00%, 12/15/32(a)	USD	200	$189,750

Nigeria(a) — 3.2%
Nigeria Government International Bond 7.63%, 11/21/25		200	220,725
6.50%, 11/28/27		200	206,537
7.88%, 02/16/32		400	414,075

			841,337

Oman(a) — 3.3%
Oman Government International Bond 5.63%, 01/17/28		200	207,750
6.00%, 08/01/29		220	230,354
6.50%, 03/08/47		200	192,350
6.75%, 01/17/48		250	246,453

			876,907

Pakistan — 0.7%
Pakistan Government International Bond, 6.88%, 12/05/27(a)		200	200,413

Panama — 2.4%
Panama Government International Bond 3.88%, 03/17/28		200	216,975
3.16%, 01/23/30		200	206,162
4.50%, 04/01/56		200	217,100

			640,237

Peru — 1.9%
Corp. Financiera de Desarrollo SA, 2.40%, 09/28/27(a)		200	197,000
Peruvian Government International Bond 1.86%, 12/01/32		70	63,582
3.30%, 03/11/41		100	96,950
5.63%, 11/18/50		102	138,388

			495,920

Philippines — 1.5%
Philippine Government International Bond, 3.00%, 02/01/28 .		363	387,408

Qatar(a) — 2.0%
Qatar Government International Bond 3.75%, 04/16/30		250	282,234
4.82%, 03/14/49		200	256,788

			539,022

Romania(a) — 1.5%
Romanian Government International Bond 3.00%, 02/14/31		286	291,505
2.63%, 12/02/40	EUR	100	107,727

			399,232

Russia(a) — 2.6%
Russian Foreign Bond - Eurobond 4.25%, 06/23/27	USD	400	445,800
5.25%, 06/23/47		200	253,537

			699,337

Saudi Arabia(a) — 3.9%
Saudi Government International Bond 4.38%, 04/16/29		200	230,300
2.75%, 02/03/32		400	410,600
2.25%, 02/02/33		400	389,000

			1,029,900

2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Senegal — 0.8%
Senegal Government International Bond, 6.25%, 05/23/33(a)	USD	200	$207,975

Serbia — 0.5%
Serbia International Bond, 1.00%, 09/23/28(a)	EUR	120	134,415

South Africa — 3.1%
Republic of South Africa Government International Bond 4.30%, 10/12/28	USD	400	401,575
4.85%, 09/30/29		200	205,287
5.88%, 06/22/30		200	220,475

			827,337

Sri Lanka(a) — 1.4%
Sri Lanka Government International Bond 6.35%, 06/28/24		200	127,538
6.13%, 06/03/25		200	125,350
6.20%, 05/11/27		200	121,475

			374,363

Supranational — 0.5%
Banque Ouest Africaine de Developpement, 2.75%, 01/22/33(a)	EUR	100	123,712

Turkey — 2.5%
Turkey Government International Bond 5.95%, 01/15/31	USD	260	244,400
6.50%, 09/20/33		270	258,187
5.75%, 05/11/47		200	165,225

			667,812

Ukraine(a) — 6.1%
Ukraine Government International Bond 7.75%, 09/01/24		300	324,525
7.75%, 09/01/25		430	467,410
7.75%, 09/01/27		200	216,412
7.25%, 03/15/33		200	201,725
1.26%, 05/31/40(e)		384	416,832

			1,626,904

United Arab Emirates — 0.9%
Abu Dhabi Government International Bond, 3.88%, 04/16/50(a)		200	228,600

Uruguay — 1.5%
Uruguay Government International Bond 4.38%, 10/27/27		120	137,723

Security		Par (000)	Value

Uruguay (continued)
Uruguay Government International Bond (continued) 4.13%, 11/20/45	USD	26	$30,589
5.10%, 06/18/50		160	203,580
4.98%, 04/20/55		21	25,943

			397,835

Zambia — 0.6%
Zambia Government International Bond, 8.97%, 07/30/27(a)(c)(d)		200	154,000

Total Foreign Agency Obligations — 86.3% (Cost: $22,875,668)			23,016,194

Total Long-Term Investments — 94.8% (Cost: $25,012,213)			25,282,179

		Shares

Short-Term Securities

Money Market Funds — 3.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(f)(g)		996,052	996,052

Total Short-Term Securities — 3.7%
(Cost: $996,052)			996,052

Total Investments — 98.5% (Cost: $26,008,265)			26,278,231

Other Assets Less Liabilities — 1.5%			388,898

Net Assets — 100.0%			$26,667,129

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Non-income producing security.
(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$1,056,253	$—	$(60,201	)(a)	$—	$—	$996,052	996,052	$146	$—

(a)	Represents net amount purchased (sold).

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Emerging Markets Bond Fund

Derivative Financial Instruments Outstanding as of Period End Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts 30-Year Euro Buxl Bond	2	12/08/21	$471	$14,594
10-Year U.S. Treasury Note	17	12/21/21	2,239	27,641
U.S. Long Bond	11	12/21/21	1,755	33,915

				$76,150

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	20,699,991	USD	281,972	Bank of America N.A.	10/21/21	$1,731
TRY	288,450	USD	31,967	Bank of America N.A.	10/21/21	134
USD	122,440	BRL	647,735	BNP Paribas SA	10/21/21	3,806
USD	352,273	EUR	300,000	Deutsche Bank AG	10/21/21	4,658
USD	523,282	EUR	443,600	UBS AG	10/21/21	9,276
USD	555,725	MXN	11,190,000	Barclays Bank PLC	10/21/21	15,028
USD	16,038	TRY	143,100	Bank of America N.A.	10/21/21	113
USD	33,983	TRY	293,100	Morgan Stanley & Co. International PLC	10/21/21	1,364
USD	140,102	TRY	1,216,975	Morgan Stanley & Co. International PLC	10/21/21	4,666
USD	335,007	TRY	2,888,090	UBS AG	10/21/21	13,594
USD	96,483	ZAR	1,373,712	Goldman Sachs International	10/21/21	5,464
UAH	550,000	USD	20,095	Goldman Sachs International	11/12/21	380
UAH	2,163,800	USD	79,115	Morgan Stanley & Co. International PLC	11/12/21	1,436

						61,650

BRL	1,412,803	USD	269,040	UBS AG	10/21/21	(10,280)
CLP	112,220,000	USD	143,081	Goldman Sachs International	10/21/21	(4,895)
EUR	10,000	USD	11,719	Morgan Stanley & Co. International PLC	10/21/21	(132)
MXN	2,393,711	USD	116,376	Bank of America N.A.	10/21/21	(713)
MXN	6,005,604	USD	300,844	Bank of America N.A.	10/21/21	(10,656)
MXN	5,460,000	USD	266,213	Morgan Stanley & Co. International PLC	10/21/21	(2,388)
MXN	356,289	USD	17,326	Natwest Markets PLC	10/21/21	(110)
RUB	3,107,000	USD	42,621	Morgan Stanley & Co. International PLC	10/21/21	(38)
USD	16,997	CNH	110,000	Natwest Markets PLC	10/21/21	(44)
USD	140,995	RUB	10,310,000	Goldman Sachs International	10/21/21	(308)
USD	142,512	RUB	10,497,000	Goldman Sachs International	10/21/21	(1,354)
USD	35,037	TRY	315,172	Goldman Sachs International	10/21/21	(39)
ZAR	3,867,118	USD	271,365	Barclays Bank PLC	10/21/21	(15,139)
ZAR	321,300	USD	21,707	Goldman Sachs International	10/21/21	(419)
ZAR	2,200,000	USD	146,428	Goldman Sachs International	10/21/21	(661)

						(47,176)

						$14,474

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Colombia	1.00%	Quarterly	Bank of America N.A.	12/20/26	USD	259	$8,726	$6,088	$2,638
Republic of Saudi Arabia	1.00	Quarterly	Goldman Sachs International	12/20/26	USD	263	(6,271)	(6,240)	(31)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	12/20/26	USD	321	47,545	42,814	4,731

							$50,000	$42,662	$7,338

4

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Emerging Markets Bond Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$2,265,985	$—	$2,265,985
Foreign Agency Obligations.	—	23,016,194	—	23,016,194
Short-Term Securities
Money Market Funds	996,052	—	—	996,052

	$996,052	$25,282,179	$—	$26,278,231

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$7,369	$—	$7,369
Foreign Currency Exchange Contracts	—	61,650	—	61,650
Interest Rate Contracts	76,150	—	—	76,150
Liabilities
Credit Contracts	—	(31)	—	(31)
Foreign Currency Exchange Contracts	—	(47,176)	—	(47,176)

	$76,150	$21,812	$—	$97,962

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

BRL	Brazilian Real

CLP	Chilean Peso

CNH	Chinese Yuan

CNY	Chinese Yuan

EGP	Egyptian Pound

EUR	Euro

MXN	Mexican Peso

RUB	New Russian Ruble

Currency Abbreviation (continued)

TRY	Turkish Lira

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

CJSC	Closed Joint Stock Company

GMTN	Global Medium-Term Note

JSC	Joint Stock Company

SCHEDULES OF INVESTMENTS	5